Share-based Payments - Award Activity Related to Other Awards (Details)	12 Months Ended
	Mar. 31, 2020 shares ¥ / shares	Mar. 31, 2019 shares ¥ / shares	Mar. 31, 2018 shares ¥ / shares
Phantom stock appreciation rights (PSARs)
Number of PSARs
As of beginning of the year (in shares)	4,175,347	4,584,937	9,282,080
Exercised (in shares)	(17,737)	(214,296)	(4,335,961)
Forfeited/expired after vesting (in shares)	(1,470,861)	(195,294)	(361,182)
As of end of the year (in shares)	2,686,749	4,175,347	4,584,937
Weighted Average Exercise Price
As of beginning of the year | ¥ / shares	¥ 4,849	¥ 4,650	¥ 5,017
Exercised | ¥ / shares	4,284	4,428	5,072
Forfeited/expired after vesting | ¥ / shares	4,562	4,940	5,505
As of end of the year | ¥ / shares	¥ 4,873	¥ 4,849	¥ 4,650
Restricted stock units (RSUs)
Number of PSARs
As of beginning of the year (in shares)	401,153	398,479	448,286
Granted (in shares)	1,403,045	279,436	254,710
Forfeited before vesting (in shares)	(188,383)	(92,829)	(82,388)
Settled (in shares)	(176,279)	(183,933)	(222,129)
As of end of the year (in shares)	1,439,536	401,153	398,479